Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financial Liabilities
Trade & other payables	$ 19,210,789	$ 17,971,783
Funding from related party	5,671,129	5,854,852
Less than 6 months [Member]
Financial Liabilities
Trade & other payables	19,210,789	17,971,783
Funding from related party	6,475,084	5,854,852
Total	25,685,873	23,826,635
6 – 12 months [Member]
Financial Liabilities
Trade & other payables
Funding from related party
Total
Between 1 and 2 years [Member]
Financial Liabilities
Trade & other payables
Funding from related party
Total
Between 2 and 5 years [Member]
Financial Liabilities
Trade & other payables
Funding from related party
Total
Over 5 years [Member]
Financial Liabilities
Trade & other payables
Funding from related party
Total
Total contractual cashflows [Member]
Financial Liabilities
Trade & other payables	19,210,789	17,971,783
Funding from related party	6,475,084	5,854,852
Total	25,685,873	23,826,635
Carrying amount of liabilities [Member]
Financial Liabilities
Trade & other payables	19,210,789	17,971,783
Funding from related party	6,475,084	5,854,852
Total	$ 25,685,873	$ 23,826,635